LEASES (Schedule of Components of operating lease costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,351	$ 1,142	$ 1,188
Total lease costs	$ 1,351	$ 1,142	$ 1,188